Intangible Assets, Net (Details 1) $ in Thousands	Dec. 31, 2017 USD ($)
Intangible Assets, Net [Abstract]
2018	$ 1,065
2019	432
2020	136
2021	143
2022 and Thereafter	300
Total	$ 2,076